Revenues	12 Months Ended
Dec. 31, 2023
Revenues [Abstract]
REVENUES
15	REVENUES

Revenues consisted of the following:

	Years Ended December 31,
	2021	2022	2023
Formal education services
-Educational services	192,383	211,197	196,112
-Boarding	19,248	7,609	16,975
-Sale of educational materials	40,468	21,205	18,593
Subtotal	252,099	240,011	231,680
Tuition income from training programs	17,765	28,521	18,348
Education and management service fees	15,104	30,868	10,628
Others	1,395	995	888
	286,363	300,395	261,544
Revenue from governments cooperative agreements	50,947	42,111	4,706
	337,310	342,506	266,250